UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%(1)

Security	Shares	Value
Aerospace & Defense — 1.5%
Raytheon Co.	75,171	$10,233,028

		$10,233,028

Auto Components — 1.7%
Johnson Controls International PLC	251,568	$11,705,459

		$11,705,459

Banks — 1.5%
JPMorgan Chase & Co.	81,511	$5,427,818
Wells Fargo & Co.	103,355	4,576,559

		$10,004,377

Beverages — 3.5%
Constellation Brands, Inc., Class A	65,073	$10,834,004
PepsiCo, Inc.	114,903	12,497,999

		$23,332,003

Biotechnology — 8.9%
Biogen, Inc.(2)	55,787	$17,463,005
Celgene Corp.(2)	191,465	20,013,836
Gilead Sciences, Inc.	85,019	6,726,703
Incyte Corp.(2)	61,009	5,752,539
Vertex Pharmaceuticals, Inc.(2)	114,041	9,945,516

		$59,901,599

Building Products — 1.0%
Fortune Brands Home & Security, Inc.	114,031	$6,625,201

		$6,625,201

Capital Markets — 2.7%
CBOE Holdings, Inc.	63,150	$4,095,278
Charles Schwab Corp. (The)	222,369	7,020,189
S&P Global, Inc.	54,345	6,877,903

		$17,993,370

Chemicals — 2.7%
Ecolab, Inc.	72,327	$8,803,643
Monsanto Co.	25,020	2,557,044
RPM International, Inc.	131,277	7,052,200

		$18,412,887

Communications Equipment — 1.8%
Palo Alto Networks, Inc.(2)	78,193	$12,458,491

		$12,458,491

Distributors — 0.8%
LKQ Corp.(2)	145,979	$5,176,415

		$5,176,415

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	63,600	$9,699,636
CVS Health Corp.	73,415	6,533,201
Sprouts Farmers Market, Inc.(2)	336,288	6,944,347

		$23,177,184

Security	Shares	Value
Food Products — 3.4%
Blue Buffalo Pet Products, Inc.(2)	422,141	$10,030,070
Pinnacle Foods, Inc.	261,633	13,126,128

		$23,156,198

Health Care Equipment & Supplies — 4.0%
Medtronic PLC	189,453	$16,368,739
Zimmer Biomet Holdings, Inc.	82,194	10,686,864

		$27,055,603

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	159,813	$8,652,276

		$8,652,276

Household Durables — 2.3%
Newell Brands, Inc.	300,633	$15,831,334

		$15,831,334

Internet & Direct Marketing Retail — 6.7%
Amazon.com, Inc.(2)	45,443	$38,049,878
Priceline Group, Inc. (The)(2)	4,749	6,988,106

		$45,037,984

Internet Software & Services — 13.4%
Alphabet, Inc., Class C(2)	62,670	$48,712,764
Facebook, Inc., Class A(2)	264,505	33,928,057
GoDaddy, Inc., Class A(2)	226,221	7,811,411

		$90,452,232

IT Services — 4.4%
Genpact, Ltd.(2)	214,409	$5,135,095
Visa, Inc., Class A	296,228	24,498,056

		$29,633,151

Media — 3.9%
Time Warner, Inc.	212,516	$16,918,399
Walt Disney Co. (The)	99,784	9,265,942

		$26,184,341

Multiline Retail — 0.6%
Macy’s, Inc.	110,470	$4,092,914

		$4,092,914

Oil, Gas & Consumable Fuels — 1.6%
Devon Energy Corp.	170,158	$7,505,669
EOG Resources, Inc.	34,741	3,359,802

		$10,865,471

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	54,110	$4,791,982

		$4,791,982

Pharmaceuticals — 5.7%
Allergan PLC(2)	63,151	$14,544,307
Bristol-Myers Squibb Co.	91,953	4,958,106
Johnson & Johnson	162,089	19,147,573

		$38,649,986

Road & Rail — 3.2%
Norfolk Southern Corp.	146,278	$14,197,743
Union Pacific Corp.	73,754	7,193,227

		$21,390,970

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	62,433	$10,770,941
NXP Semiconductors NV(2)	90,037	9,184,674
Texas Instruments, Inc.	135,586	9,515,426

		$29,471,041

Software — 6.3%
Adobe Systems, Inc.(2)	45,654	$4,955,285
Fortinet, Inc.(2)	134,659	4,972,957
Intuit, Inc.	40,279	4,431,093
Microsoft Corp.	222,060	12,790,656
salesforce.com, inc.(2)	216,616	15,451,219

		$42,601,210

Specialty Retail — 3.0%
Home Depot, Inc. (The)	37,666	$4,846,861
Lowe’s Cos., Inc.	210,080	15,169,877

		$20,016,738

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	203,931	$23,054,400

		$23,054,400

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	115,596	$6,086,129

		$6,086,129

Tobacco — 1.0%
Philip Morris International, Inc.	67,084	$6,521,906

		$6,521,906

Total Common Stocks (identified cost $514,539,167)		$672,565,880

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.64%(3)	$723	$722,752

Total Short-Term Investments (identified cost $722,752)		$722,752

Total Investments — 99.8% (identified cost $515,261,919)		$673,288,632

Covered Call Options Written — (0.5)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Adobe Systems, Inc.	225	$115.00	11/18/16	$(16,087)
Allergan PLC	289	242.50	11/4/16	(96,229)
Alphabet, Inc., Class C	310	787.50	10/7/16	(58,900)
Amazon.com, Inc.	225	870.00	11/4/16	(436,500)
Apple, Inc.	1,070	120.00	10/21/16	(18,725)
Biogen, Inc.	235	322.50	10/14/16	(83,425)
Blue Buffalo Pet Products, Inc.	1,270	27.50	10/21/16	(6,350)
Bristol-Myers Squibb Co.	885	60.00	10/28/16	(22,568)
Broadcom, Ltd.	310	180.00	10/7/16	(6,200)
CBOE Holdings, Inc.	245	70.00	10/21/16	(2,450)
Celgene Corp.	780	113.00	10/14/16	(12,090)
Charles Schwab Corp. (The)	1,110	32.50	10/28/16	(58,275)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Constellation Brands, Inc., Class A	325	$170.00	10/21/16	$(80,438)
Costco Wholesale Corp.	315	160.00	11/4/16	(31,965)
CVS Health Corp.	365	94.50	10/14/16	(2,920)
Devon Energy Corp.	850	42.00	10/28/16	(265,625)
Ecolab, Inc.	360	125.00	10/21/16	(10,800)
EOG Resources, Inc.	170	100.00	10/14/16	(12,580)
Estee Lauder Cos., Inc. (The), Class A	270	95.00	10/21/16	(4,050)
Facebook, Inc., Class A	1,320	136.00	10/14/16	(6,600)
Fortinet, Inc.	670	39.00	10/21/16	(21,775)
Fortune Brands Home & Security, Inc.	570	60.00	11/18/16	(65,550)
Genpact, Ltd.	1,420	25.00	10/21/16	(28,400)
Gilead Sciences, Inc.	570	81.50	10/14/16	(24,225)
GoDaddy, Inc., Class A	1,130	35.00	10/21/16	(84,750)
Home Depot, Inc. (The)	185	131.00	10/28/16	(19,702)
Incyte Corp.	305	105.00	11/18/16	(90,738)
Intuit, Inc.	200	120.00	10/21/16	(1,000)
Johnson & Johnson	810	121.00	10/7/16	(8,100)
Johnson Controls International PLC	1,255	49.00	10/21/16	(20,080)
JPMorgan Chase & Co.	405	68.50	11/4/16	(24,875)
LKQ Corp.	725	37.50	10/21/16	(10,875)
Lowe’s Cos., Inc.	1,050	73.50	11/4/16	(76,102)
Macy’s, Inc.	550	39.00	11/4/16	(27,213)
Medtronic PLC	945	87.50	10/14/16	(38,273)
Microsoft Corp.	1,110	60.00	11/4/16	(65,211)
Newell Brands, Inc.	1,500	52.50	10/21/16	(168,750)
NIKE, Inc., Class B	575	55.50	11/4/16	(18,975)
Norfolk Southern Corp.	730	97.50	10/28/16	(167,900)
Palo Alto Networks, Inc.	390	165.00	11/4/16	(121,118)
PepsiCo, Inc.	570	108.00	10/28/16	(108,585)
Philip Morris International, Inc.	485	103.00	10/7/16	(11,882)
Pinnacle Foods, Inc.	1,305	52.50	10/21/16	(35,888)
Priceline Group, Inc. (The)	20	1,500.00	10/28/16	(39,900)
Raytheon Co.	375	140.00	10/21/16	(16,500)
RPM International, Inc.	655	55.00	10/21/16	(49,125)
S&P Global, Inc.	290	130.00	10/21/16	(23,200)
salesforce.com, inc.	1,080	74.50	11/4/16	(103,656)
Sprouts Farmers Market, Inc.	1,680	25.00	10/21/16	(4,200)
Starbucks Corp.	795	56.00	11/4/16	(49,670)
Texas Instruments, Inc.	675	71.50	10/7/16	(8,437)
Time Warner, Inc.	1,060	82.50	11/4/16	(109,231)
Union Pacific Corp.	365	98.00	10/28/16	(79,388)
Vertex Pharmaceuticals, Inc.	205	103.00	10/14/16	(5,125)
Vertex Pharmaceuticals, Inc.	365	91.50	11/4/16	(87,000)
Visa, Inc., Class A	1,480	85.50	10/14/16	(13,320)
Walt Disney Co. (The)	495	95.50	10/14/16	(6,682)
Wells Fargo & Co.	515	46.00	11/4/16	(24,967)
Zimmer Biomet Holdings, Inc.	410	130.00	10/21/16	(85,075)

Total Covered Call Options Written (premiums received $3,826,194)				$(3,178,220)

Other Assets, Less Liabilities — 0.7%				$4,241,021

Net Assets — 100.0%				$674,351,433

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2016 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2016 was $27,890.

Written options activity for the fiscal year to date ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	33,125	$3,543,344
Options written	306,556	32,522,062
Options terminated in closing purchase transactions	(115,441)	(12,509,884)
Options expired	(185,391)	(19,729,328)

Outstanding, end of period	38,849	$3,826,194

At September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,178,220.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$515,259,590

Gross unrealized appreciation	$168,760,064
Gross unrealized depreciation	(10,731,022)

Net unrealized appreciation	$158,029,042

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$672,565,880 *	$—	$—	$672,565,880
Short-Term Investments	—	722,752	—	722,752
Total Investments	$672,565,880	$722,752	$—	$673,288,632

Liability Description
Covered Call Options Written	$(3,178,220)	$—	$—	$(3,178,220)
Total	$(3,178,220)	$—	$—	$(3,178,220)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016